Stock Options	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options
Stock Options

The following table summarizes stock option activity in the Company’s stock-based compensation plans for the year ended December 31, 2016. All options issued were non-qualified stock options.

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)	Number of Options Exercisable	Weighted Average Fair Value At Date of Grant
Outstanding at December 31, 2014	460,000	$0.43	$—	174,167	$0.59
Granted at Fair Value	1,000,000	$0.27	$—	483,333	$0.27
Exercised	—	$—	$—	—	$—
Forfeited	(30,000)	$0.50	$—	(30,000)	$0.50
Outstanding at December 31, 2015	1,430,000	$0.31	$—	627,500	$0.34
Granted at Fair Value	—	$—	$—	—	$—
Exercised	—	$—	$—	—	$—
Canceled	(375,000)	$0.27	$—	(375,000)	$0.27
Outstanding at December 31, 2016	1,055,000		$—	252,500

(1)
The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option at December 31, 2016. If the exercise price exceeds the market value, there is no intrinsic value.

During the year ended December 31, 2016, the Company did not grant employee stock options or stock options for consulting services.

The fair value of the stock option grants are amortized over the respective vesting period using the straight-line method and assuming no forfeitures and cancellations.

Compensation expense related to stock options included in general and administrative expense in the accompanying consolidated statements of operations for the years ended December 31, 2016 and December 31, 2015, was $86,733, and $169,210, respectively.

Stock options are granted at the fair market value of the Company’s common stock on the date of grant. Options granted to officers and other employees vest immediately or over 36 months as provided in the option agreements at the date of grant.

The fair value of each option granted in 2016 and 2015 was estimated using the Black-Scholes Option Pricing Model. The following assumptions were used to compute the weighted average fair value of options granted during the periods presented.

	2016	2015
Expected term of option	3 years	3 years
Risk free interest rates	1.12%	1.52%
Estimated volatility	593.3	606.3
Dividend yield	—%	—%

The following table summarizes information about stock options outstanding at December 31, 2016:

Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)	Number Exercisable	Weighted Average Exercise Price of Exercisable Options	Aggregate Intrinsic Value (1)
$0.27 - $1.00	1,055,000	2.13	$0.28	$—	1,055,000	$0.28	$—

(1)
The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option at December 31, 2016. If the exercise price exceeds the market value, there is no intrinsic value.

The following table summarizes information about options outstanding at December 31, 2015:

Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)	Number Exercisable	Weighted Average Exercise Price of Exercisable Options	Aggregate Intrinsic Value
$0.27 - 1.00	1,430,000	2.13	$0.31	$—	241,667	$0.34	$—

A summary of the Company’s non-vested stock options at December 31, 2016 and December 31, 2015 and changes during the years are presented below.

Non-Vested Stock Options	Options	Weighted Average Grant Date Fair Value
Non-Vested at December 31, 2015	1,188,333	$0.28
Granted	—	$—
Vested	(813,333)	$0.27
Forfeited	(375,000)	$0.29
Non-Vested at December 31, 2016	—	$0.28